NET LOSS PER SHARE - Net loss per share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Common Stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 61,910	$ 5,877
Unrealized gain on marketable securities held in Trust Account	9,455	(38,849)
Net loss	$ (51,352,965)	$ (2,493,666)
Denominator: Weighted Average Common stock
Basic and diluted weighted average shares outstanding, Common stock	8,948,018	6,582,520
Basic and diluted net loss per share, Common stock	$ (5.74)	$ (0.37)
Common stock subject to possible redemption
Numerator: Earnings allocable to Common Stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 61,910
Unrealized gain on marketable securities held in Trust Account	9,455
Net loss allocable to Common stock subject to possible redemption	$ 71,365
Denominator: Weighted Average Common stock
Basic and diluted weighted average shares outstanding, Common stock	19,801,982
Basic and diluted net loss per share, Common stock	$ 0.00
Non-Redeemable Common Stock
Numerator: Earnings allocable to Common Stock subject to possible redemption
Net loss	$ (51,352,965)
Net loss allocable to Common stock subject to possible redemption	(71,365)
Non-Redeemable Net Loss	$ (51,424,330)
Denominator: Weighted Average Common stock
Basic and diluted weighted average shares outstanding, Common stock	8,948,018
Basic and diluted net loss per share, Common stock	$ (5.75)